Schedule of Inventory (Details) (Parenthetical)		3 Months Ended		12 Months Ended
	Apr. 14, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 21, 2021 a
Inventory Disclosure [Abstract]
Lease acres | a						260
Rent payable | $	$ 6,000	$ 30,000	$ 60,937	$ 88,717	$ 341,129